Commitments and Contingencies - Schedule of Lease Other Information (Details)	6 Months Ended
Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Cash paid	$ 40,799
Weighted-average remaining lease term - operating leases	3 years 6 months
Weighted-average discount rate - operating leases	8.30%